OPERATING DATA - Exposure to Credit Risk by Reportable Segment (Details) - Trade accounts receivables - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 3,863	$ 2,974
NAFTA
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	343	308
Brazil
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	857	693
Europe
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,052	1,464
ACIS
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	546	395
Mining
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 65	$ 114